Taxation - Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxation
Balance at beginning of the year	$ (3,633)
Provision	(1,259)	$ (3,633)
Current period reversal	531
Balance at end of the year	$ (4,361)	$ (3,633)